INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost	$ 17,492	$ 23,690
Additions	571	203
Reduction of deferred consideration		(4,639)
Write-down of intangible asset	(5,115)	(345)
Foreign exchange	417	(1,417)
Balance at ending, cost	13,365	17,492
Balance at beginning, Accumulated Amortization	3,219	1,337
Depreciation	252	2,051
Foreign exchange	79	(169)
Balance at ending, Accumulated Amortization	3,550	3,219
Carrying Value	9,815	14,273
Purchased Intellectual Property [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost	14,053	20,285
Additions
Reduction of deferred consideration		(4,639)
Write-down of intangible asset	(5,115)
Foreign exchange	337	(1,593)
Balance at ending, cost	9,275	14,053
Balance at beginning, Accumulated Amortization	2,795	983
Depreciation	151	1,954
Foreign exchange	66	(142)
Balance at ending, Accumulated Amortization	3,012	2,795
Carrying Value	6,263	11,258
Developed Intellectual Property [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost	2,621	2,156
Additions	571	203
Reduction of deferred consideration
Write-down of intangible asset
Foreign exchange	60	262
Balance at ending, cost	3,252	2,621
Balance at beginning, Accumulated Amortization	3
Depreciation	32	3
Foreign exchange	1
Balance at ending, Accumulated Amortization	36	3
Carrying Value	3,216	2,618
Software [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost	818	1,249
Additions
Reduction of deferred consideration
Write-down of intangible asset		(345)
Foreign exchange	20	(86)
Balance at ending, cost	838	818
Balance at beginning, Accumulated Amortization	421	354
Depreciation	69	94
Foreign exchange	12	(27)
Balance at ending, Accumulated Amortization	502	421
Carrying Value	$ 336	$ 397